Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Quarterly Data
Total interest income	$ 19,156	$ 18,306	$ 17,599	$ 16,801	$ 16,499	$ 14,611	$ 11,992	$ 11,329
Total interest expense	5,886	4,966	3,828	2,463	1,198	818	644	663
Net interest income	13,270	13,340	13,771	14,338	15,301	13,793	11,348	10,666
Provision for loan losses	405	562	375	224	583	408	410	71
Other income	6,126	6,774	6,403	3,611	5,522	6,793	7,328	7,046	$ 22,914	$ 26,689	$ 24,919
Noninterest expense	14,568	14,255	13,619	13,702	14,991	13,455	14,243	13,341	56,144	56,030	51,127
Income before income taxes	4,423	5,297	6,180	4,023	5,249	6,723	4,023	4,300
Total income tax	984	1,170	1,372	851	1,102	1,416	806	848	4,377	4,172	3,796
Net earnings	$ 3,439	$ 4,127	$ 4,808	$ 3,172	$ 4,147	$ 5,307	$ 3,217	$ 3,452	$ 15,546	$ 16,123	$ 15,133
Basic net earnings per share	$ 0.64	$ 0.77	$ 0.88	$ 0.58	$ 0.76	$ 0.96	$ 0.59	$ 0.63	$ 2.87	$ 2.94	$ 2.71
Diluted net earnings per share	$ 0.62	$ 0.74	$ 0.85	$ 0.56	$ 0.74	$ 0.93	$ 0.57	$ 0.61	$ 2.77	$ 2.85	$ 2.63